                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     / /
                                                                            --

         Pre-Effective Amendment No.                                        / /


         Post-Effective Amendment No.    16                                 /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                     / /
OF 1940

         Amendment No.   17                                                /X/

                        (Check appropriate box or boxes.)

AmeriPrime Funds - File Nos. 33-96826 and 811-9096

1793 Kingswood Drive, Suite 200, Southlake, Texas             76092
-------------------------------------------------------------------
  (Address of Principal Executive Offices)                  Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197

Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX  76092
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


/ /  immediately  upon  filing  pursuant  to  paragraph  (b)
/ / on  pursuant to paragraph  (b)
/X/ 60 days after  filing  pursuant  to  paragraph  (a)(1)
/ / on(date) pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares

         Omit from the facing sheet reference to the other Act if the Registration Statement or amendment is filed under only one of the Acts. Include the "Approximate Date of Proposed Public Offering" and "Title of Securities Being Registered" only where securities are being registered under the Securities Act of 1933.





ASA02F17-042198-3

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A


               FOR CARL DOMINO EQUITY INCOME FUND (INVESTOR CLASS)



                           ITEM SECTION IN PROSPECTUS


  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Financial Highlights
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and Risk
                           Considerations, Operation of the Fund,
                           General Information
  5........................Operation of the Fund
  5A.............................   None
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information;
                           Supplement to Prospectus
  7........................Cover Page, How to Invest in the Fund,
                           Share Price Calculation,
                           Operation of the Fund; Supplement to Prospectus
  8........................How to Redeem Shares
  9........................None..
 13........................General Information
 15........................General Information; Supplement to Prospectus



                             SECTION IN STATEMENT OF
ITEM                         ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations,  Investment Limitations
 14........................Trustees and Officers
 15........................Description of the Trust
 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

               FOR CARL DOMINO EQUITY INCOME FUND (CLASS A SHARES)


                           ITEM SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Financial Highlights
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and Risk
                           Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.............................   None
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund,
  8........................How to Redeem Shares
  9........................None..
 13........................General Information
 15........................General Information


                             SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................Description of the Trust
 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................Financial Statements

                         CARL DOMINO EQUITY INCOME FUND
                                 CLASS A SHARES


PROSPECTUS                                                               , 1998

                          580 Village Blvd., Suite 225
                         West Palm Beach, Florida 33409

               For Information, Shareholder Services and Requests:
                               (800) ____________



         Carl Domino Equity Income Fund (the "Fund") is a mutual fund whose investment objective is to provide long term growth of capital together with current income. The Fund's portfolio is comprised primarily of dividend-paying common stocks of large, established companies believed by the Adviser, Carl Domino Associates, L.P., to possess less downside risk and volatility than the S&P 500 Index.

         The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated June___, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.










ASA02F09-040698-2

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor in Class A shares of the Fund may incur as a shareholder. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.


Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)1.....................................4.75%
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)2
Management Fees............................................................1.50%
12b-1 Fees..................................................................NONE
Other Expenses3 (after reimbursement)......................................0.00%
Total Fund Operating Expenses3 (after reimbursement).......................1.50%

1 The sales load is 4.75% for purchases less than $100,000, declining to 0% for purchases of $1 million or more. 2 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all of the Fund's operating expenses (except as described in footnote 3). 3 The Advisor has agreed to reimburse other expenses for the fiscal year ending October 31, 1998 to the extent necessary to maintain total operating expenses as indicated. For the fiscal year ended October 31, 1997, other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) were 0.05% of average net assets and total fund operating expenses were 1.55% of average net assets, absent any waiver or reimbursement.

The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                         1 Year                      3 Years
                         ------                      -------

                            $                          $

                                    THE FUND

         Carl Domino Equity Income Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on August 8, 1995, and commenced operations on November 6, 1995. This prospectus offers Class A shares, which were established on ____________________, 1998 and were first offered to shareholders on ______________________, 1998. The investment adviser to the Fund is Carl Domino Associates, L.P. (the "Adviser").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term growth of capital together with current income. The Fund seeks to achieve its objective by investing primarily in equity securities which the Adviser believes offer less downside risk and volatility than the S&P 500 Index. In making investments for the Fund, the Adviser uses a disciplined, conservative, value and yield strategy, consistent with capital preservation. The Adviser will particularly seek to purchase stocks of companies which, in its estimation, are undervalued due to special circumstances which the Adviser believes are temporary. As the Fund will primarily invest in dividend-paying common stocks, it is expected that the Fund will generate a combination of current income and long term capital appreciation.

         The Adviser generally will select stocks with above average dividend yield, which the Adviser believes will enhance the Fund's stability and reduce market risk. The Adviser seeks to further limit investment risk by diversifying the Fund's investments across a broad range of industries and companies, and by investing primarily in larger, more established companies.

         The Adviser has been managing equity income accounts for its institutional clients since 1987. The performance of the accounts with investment objectives, policies and strategies substantially similar to those of the Fund appears below. The data is provided to illustrate past performance of the Adviser in managing such accounts, as compared to the S&P 500 Index. The persons responsible for the performance of the accounts are the same as those responsible for the investment management of the Fund. As of December 31, 1997, the assets in those accounts totaled approximately $597 million.

                     Summary of Annual Investment Returns of
           the Fund and Carl Domino Associates, L.P. Managed Accounts

                                                              Managed
         Period            Fund                      Accounts*          S&P 500
         ------            ----                      ---------          -------
         1987**                                        -11.30%          -17.43%
         1988                                          21.68%            16.57%
         1989                                          25.25%            31.65%
         1990                                         - 6.91%           - 3.14%
         1991                                          25.47%            30.45%
         1992                                           8.55%             7.62%
         1993                                          13.16%            10.06%
         1994                                           4.36%             1.30%
         1995                3.00%***                  35.40%            37.54%
         1996               24.35%                     22.95%            22.99%
         1997               35.34%                     31.25%            33.36%

     * The Carl Domino Associates, L.P. managed account performance is the time-weighted, dollar- weighted average total return associated with a composite of equity income accounts having objectives similar to the Fund, and is unaudited. The composite does not include non- institutional accounts (those with assets less than $5,000,000) and non-discretionary accounts because the nature of those accounts make them inappropriate for purposes of comparison. Results after June 30, 1988 include the reinvestment of income on an accrual basis, while prior period results include the reinvestment of income on a cash basis. Performance figures reflected are net of management fees and all expenses of the accounts, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains. The presentation of the performance composite complies with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR).

     The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the S&P 500 Index do not reflect deduction of transaction costs or expenses, including management fees.

     The performance of the accounts managed by the Adviser does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.
     ** From June 30, 1987 inception.
     *** For the period December 4, 1995 (commencement of operations in accordance with the Fund's investment objective) through December 31, 1995, not annualized.

         Under normal circumstances, at least 65% of the total assets of the Fund will be invested in income producing equity securities. The Adviser generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and common stock equivalents (such as rights, warrants and securities convertible into common stocks) regardless of the movement of stock prices. However, the Fund may invest in preferred stocks, bonds, corporate debt and U.S. government obligations to maintain liquidity or pending investment in equity securities. Most equity securities in the Fund's portfolio are listed on a major stock exchange or traded over-the-counter. While the Fund ordinarily will invest in common stocks of U.S. companies, it may invest in foreign companies.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (including money market funds), cash equivalents or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $2,000 and minimum subsequent investments of $100 ($50 for IRAs). You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Distributor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Carl Domino Equity Income Fund -
 Class A, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below:

U.S. Mail:                                     Overnight:
Carl Domino Equity Income Fund-Class A         Carl Domino Equity Income Fund
c/o Unified Fund Services, Inc.                c/o Unified Fund Services, Inc.
P.O. Box 6110                                  431 N. Pennsylvania Street
Indianapolis, IN  46204-6110                   Indianapolis, IN  46204

         Shares of the Fund are purchased at the public offering price. The public offering price is the next determined net asset value per share plus a sales load as shown in the following table.




                              Amount of Investment
                             Sales Load as of % of:
 Public                 Net
Offering            Amount
  Price              Invested


                             Dealer Reallowance as %
                            of Public Offering Price
Less Than $100,000
4.75%                 4.99%
                                                           4.75%
$100,000 but less than $250,000
3.50%                 3.63%
                                                           3.50%
$250,000 but less than $500,000
2.50%                 2.56%
                                                           2.50%
$500,000 but less than $1,000,000
2.00%                 2.04%
                                                           2.00%
$1,000,000 or more
None                  None
                                      None

         Under certain circumstances, the Distributor may change the reallowance to Dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Distributor retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

         Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Distributor by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Distributor by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received after 4:00 p.m. and others received from dealers after 5:00 p.m. are confirmed at the public offering price next determined on the following business day.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-________ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                           Star Bank, N.A. Cinti/Trust
                           ABA #0420-0001-3
                           Attn:  Carl Domino Equity Income Fund
                           D.D.A. #
                           Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Open Account Program

         After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make additional purchases of the Fund over a period of years and permits automatic reinvestment of dividends and distributions of the Fund without a sales load.

[Reduced Sales Load

         You may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of your shares of the Fund with the amount of your current purchases in order to take advance of the reduced sales load set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.]

Purchases at Net Asset Value

         You may purchase shares of the Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Fund for further information.

         Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

         Purchases may be effected at net asset value for the benefit of the clients of brokers-dealers and registered investment advisers affiliated with a broker-dealer, if such broker-dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. In addition, shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Distributor, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Trustees, directors, officers and employees of the Trust, the Adviser or the Distributor, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

Additional Information

         For purposes of determining the applicable sales load, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:
                                    Carl Domino Equity Income Fund
                                    c/o Unified Fund Services, Inc.
                                    P.O. Box 6110
                                    Indianapolis, IN  46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at 800-________. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) ________. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         In the absence of written instructions otherwise, income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains Carl Domino Associates, L.P., 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409 (the "Adviser") to manage the Fund's investments. The Adviser provides equity, balanced and fixed income portfolio management services to a select group of corporations, institutions, foundations, trusts and high net worth individuals. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl J. Domino. Mr. Domino is primarily responsible for the day-to-day management of the Fund's portfolio. A graduate of Florida State University in 1966 with a B.S. degree in accounting (Cum Laude) he received an MBA from Harvard Business School in 1972 and joined a national money management firm. During his 12 year association with Delaware Investment Advisers he was Chairman of the Investment Strategy Committee for seven years and personally managed over $1 billion. Mr. Domino has been the managing partner of the Adviser since its founding in 1987. Mr. Domino, a portfolio analyst for over 20 years, has been quoted in the press, is regularly interviewed by the Wall Street Journal and appears frequently on the Public Education Channel's Inside Money program.
         The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Adviser will reimburse the
Administrator for organizational expenses advanced by the Administrator. The Fund retains Unified Fund Services, Inc., 431 N. Pennsylvania Street,
Indianapolis, IN 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains
AmeriPrime  Financial  Securities,   Inc.,  1793  Kingswood  Drive,  Suite  200,
Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

         Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         The Fund may invest in foreign equity securities, including, but not limited to, the purchase of American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 5% of its net assets at the time of purchase in foreign securities which are not American Depository Receipts.

Fixed Income Securities
         The Fund may invest in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities, mortgage-related securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

                  Corporate Debt Securities - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Corporation or Moody's Investors Services, Inc.

                  U.S. Government Obligations - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

                  Mortgage-Related Securities - Mortgage-related securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations, such as dealers. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

                  Other types of securities  representing interests in a pool of mortgage loans are known as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-related securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return.

Investment Techniques

         The Fund may invest up to 5% of its net assets in repurchase agreements fully collateralized by U.S. Government obligations. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date, but investment in such securities may not exceed 5% of the Fund's net assets. Also limited to 5% of the Fund's net assets is the Fund's investment in STRIPs (Separate Trading of Registered Interest and Principal of Securities). The Federal Reserve creates STRIPs by separating the coupon payments and the principal payments from the outstanding Treasury security and selling them as individual securities.

                  Loans of Portfolio Securities - The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

General
         The Fund may invest in other investment companies, time deposits, certificates of deposit or banker's acceptances, and may buy and write put and call options, provided the Fund's investment in each does not exceed 5% of its net assets. The Fund will not invest more than 5% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 100%.

     Shareholder Rights. The shares of beneficial interest of the Fund are divided into two classes, designated "Investor Class" and "Class A." The classes differ as follows: 1) no sales charge is imposed on Investor Class shares, 2) Class A shares are subject to a front-end sales load, and 3) each class may bear differing amounts of certain class-specific expenses.
         The differing sales charges and other expenses applicable to the different classes of the Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action. More information concerning the classes of shares of the Fund may be obtained by calling the Fund at 800-
--------------.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. As of April 1, 1998, Carl Domino and the Carl Domino Associates Profit Sharing Trust may be deemed to control the Fund.

                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Adviser                     Administrator
Carl Domino Associates, L.P.           AmeriPrime Financial Services, Inc.
580 Village Blvd., Suite 225           1793 Kingswood Drive, Suite 200
West Palm Beach, Florida  33409        Southlake, Texas  76092

Custodian                              Distributor
Star Bank, N.A.                        AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118           1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                Southlake, Texas  76092

Transfer Agent (all purchase           Auditors
and redemption requests)               McCurdy & Associates CPA's, Inc.
Unified Fund Services, Inc.            27955 Clemens Road
431 N. Pennsylvania Street             Westlake, Ohio 44145
Indianapolis, IN  46204

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

TABLE OF CONTENTS PAGE

         SUMMARY OF FUND EXPENSES............................................-2-
                  Shareholder Transaction Expenses...........................-2-
                  Annual Fund Operating Expenses.............................-2-

         THE FUND............................................................-3-

         INVESTMENT OBJECTIVE AND STRATEGIES.................................-3-

         HOW TO INVEST IN THE FUND.......................................... -5-
                  Initial Purchase...........................................-5-
                           By Mail...........................................-5-
                           By Wire...........................................-6-
                  ...........................................................-8-
                  Tax Sheltered Retirement Plans.............................-8-

Other Purchase Information...................................................-8-

         HOW TO REDEEM SHARES................................................-8-
                  By Mail....................................................-8-
                  By Telephone...............................................-9-
                  Additional Information.....................................-9-

         SHARE PRICE CALCULATION............................................-10-

         DIVIDENDS AND DISTRIBUTIONS........................................-10-

         TAXES..............................................................-11-

         OPERATION OF THE FUND..............................................-11-

         INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS.........-12-
                  Equity Securities.........................................-12-
                  Fixed Income Securities...................................-13-
                           Corporate Debt Securities........................-13-
                           U.S. Government Obligations......................-13-
                           Mortgage-Related Securities......................-13-
                  Investment Techniques.....................................-14-
                           Loans of Portfolio Securities....................-14-
                  General...................................................-14-

         GENERAL INFORMATION................................................-14-
                  Fundamental Policies......................................-14-
                  Portfolio Turnover........................................-15-
                  Shareholder Rights........................................-15-

         PERFORMANCE INFORMATION............................................-15-

                         Supplement Dated June __, 1998
                      to Prospectus Dated February 14, 1998

                         CARL DOMINO EQUITY INCOME FUND

         The following information should be read in conjunction with the sections entitled "The Fund" on page 4, and "Shareholder Rights" on page 14, of the Prospectus:

         "This Prospectus offers shares of the Fund on a no-load basis. On April 7, 1998, the Board of Trustees of AmeriPrime Funds renamed the no-load shares "Investor Class" shares and another class of shares, called "Class A," was established. The classes differ as follows: 1) no sales charge is imposed on Investor Class shares, 2) Class A shares are subject to a front-end sales load, and 3) each class may bear differing amounts of certain class-specific expenses.

         The differing sales charges and other expenses applicable to the different classes of the Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action. More information concerning the classes of shares of the Fund may be obtained by calling the Fund at 800-______________."

     On __________, 1998, Unified Fund Services, Inc. will become the Fund's Transfer Agent. After that date, please direct all purchase and redemption requests and all shareholder inquiries to:

                  Unified Fund Services, Inc.
                  431 N. Pennsylvania Street
                  Indianapolis, IN  46204
                  800-____________________

         The following information replaces the last sentence of the section entitled "Shareholder Rights" on page 14 of the Prospectus:

                  "As of April 1, 1998, Carl Domino and the Carl Domino Associates Profit Sharing Trust may be deemed to control the Fund."

                         CARL DOMINO EQUITY INCOME FUND



PROSPECTUS                                                     February 14, 1998

                          580 Village Blvd., Suite 225
                         West Palm Beach, Florida 33409

               For Information, Shareholder Services and Requests:
                                 (800) 506-9922



         Carl Domino Equity Income Fund (the "Fund") is a mutual fund whose investment objective is to provide long term growth of capital together with current income. The Fund's portfolio is comprised primarily of dividend-paying common stocks of large, established companies believed by the Adviser, Carl Domino Associates, L.P., to possess less downside risk and volatility than the S&P 500 Index.

         The Fund is "no-load," which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated February 14, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


ASA02E76-022398-0

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on operating expenses incurred during the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Shareholder Transaction Expenses
Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)1
Management Fees............................................................1.50%
12b-1 Charges...............................................................NONE
Other Expenses2 (after reimbursement)......................................0.00%
Total Fund Operating Expenses2 (after reimbursement).......................1.50%


1 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all of the Fund's operating expenses (except as described in footnote 2).

2 The Advisor has agreed to reimburse other expenses for the fiscal year ending October 31, 1998 to the extent necessary to maintain total operating expenses as indicated. For the fiscal year ended October 31, 1997, other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) were 0.05% of average net assets and total fund operating expenses were 1.55% of average net assets, absent any waiver or reimbursement.

The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

 1 Year                      3 Years           5 Years          10 Years
 ------                      -------           -------          --------

   $15                        $47                 $82              $179


                              FINANCIAL HIGHLIGHTS

         The following condensed supplementary financial information for the fiscal year ended October 31, 1997, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.

                          [insert financial highlights]

                                    THE FUND

         Carl Domino Equity Income Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on August 8, 1995, and commenced operations on November 6, 1995. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Carl Domino Associates, L.P. (the "Adviser").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term growth of capital together with current income. The Fund seeks to achieve its objective by investing primarily in equity securities which the Adviser believes offer less downside risk and volatility than the S&P 500 Index. In making investments for the Fund, the Adviser uses a disciplined, conservative, value and yield strategy, consistent with capital preservation. The Adviser will particularly seek to purchase stocks of companies which, in its estimation, are undervalued due to special circumstances which the Adviser believes are temporary. As the Fund will primarily invest in dividend-paying common stocks, it is expected that the Fund will generate a combination of current income and long term capital appreciation.

         The Adviser generally will select stocks with above average dividend yield, which the Adviser believes will enhance the Fund's stability and reduce market risk. The Adviser seeks to further limit investment risk by diversifying the Fund's investments across a broad range of industries and companies, and by investing primarily in larger, more established companies.

         The Adviser has been managing equity income accounts for its institutional clients since 1987. The performance of the accounts with investment objectives, policies and strategies substantially similar to those of the Fund appears below. The data is provided to illustrate past performance of the Adviser in managing such accounts, as compared to the S&P 500 Index. The persons responsible for the performance of the accounts are the same as those responsible for the investment management of the Fund. As of December 31, 1997, the assets in those accounts totaled approximately $597 million.

                     Summary of Annual Investment Returns of
           the Fund and Carl Domino Associates, L.P. Managed Accounts

                                                              Managed

         Period            Fund       Accounts*                  S&P 500
         ------            ----      ---------                  -------

         1987**                        -11.30%                   -17.43%
         1988                           21.68%                    16.57%
         1989                           25.25%                    31.65%
         1990                          - 6.91%                   - 3.14%
         1991                           25.47%                    30.45%
         1992                            8.55%                     7.62%
         1993                           13.16%                    10.06%
         1994                            4.36%                     1.30%
         1995            3.00%***       35.40%                    37.54%
         1996           24.35%          22.95%                    22.99%
         1997           35.34%          31.25%                    33.36%

     * The Carl Domino Associates, L.P. managed account performance is the time-weighted, dollar- weighted average total return associated with a composite of equity income accounts having objectives similar to the Fund, and is unaudited. The composite does not include non- institutional accounts (those with assets less than $5,000,000) and non-discretionary accounts because the nature of those accounts make them inappropriate for purposes of comparison. Results after June 30, 1988 include the reinvestment of income on an accrual basis, while prior period results include the reinvestment of income on a cash basis. Performance figures reflected are net of management fees and all expenses of the accounts, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains. The presentation of the performance composite complies with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR).

     The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the S&P 500 Index do not reflect deduction of transaction costs or expenses, including management fees.

     The performance of the accounts managed by the Adviser does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.

**       From June 30, 1987 inception.

***      For  the  period  December  4,  1995  (commencement  of  operations  in accordance with the Fund's investment objective) through December 31, 1995, not annualized.

         Under normal circumstances, at least 65% of the total assets of the Fund will be invested in income producing equity securities. The Adviser generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and common stock equivalents (such as rights, warrants and securities convertible into common stocks) regardless of the movement of stock prices. However, the Fund may invest in preferred stocks, bonds, corporate debt and U.S. government obligations to maintain liquidity or pending investment in equity securities. Most equity securities in the Fund's portfolio are listed on a major stock exchange or traded over-the-counter. While the Fund ordinarily will invest in common stocks of U.S. companies, it may invest in foreign companies.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (including money market funds), cash equivalents or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $2,000 and minimum subsequent investments of $100 ($50 for IRAs). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Carl Domino Equity Income Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below:


U.S. Mail:                                  Overnight:
Carl Domino Equity Income Fund              Carl Domino Equity Income Fund
c/o American Data Services, Inc.            c/o American Data Services, Inc.
P.O. Box 5536                               Hauppauge Corporate Center
Hauppauge, New York  11788-0132             150 Motor Parkway
                                            Hauppauge, New York  11788

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-506-9922 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                           Star Bank, N.A. Cinti/Trust
                           ABA #0420-0001-3
                           Attn:  Carl Domino Equity Income Fund
                           D.D.A. # 483889747
                           Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Carl Domino Equity Income Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.




Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                                    Carl Domino Equity Income Fund
                                    c/o American Data Services, Inc.
                                    P.O. Box 5536
                                    Hauppauge, New York  11788-0132

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at 800-506-9922. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 506-9922. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         In the absence of written instructions otherwise, income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains Carl Domino Associates, L.P., 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409 (the "Adviser") to manage the Fund's investments. The Adviser provides equity, balanced and fixed income portfolio management services to a select group of corporations, institutions, foundations, trusts and high net worth individuals. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl J. Domino. Mr. Domino is primarily responsible for the day-to-day management of the Fund's portfolio. A graduate of Florida State University in 1966 with a B.S. degree in accounting (Cum Laude) he received an MBA from Harvard Business School in 1972 and joined a national money management firm. During his 12 year association with Delaware Investment Advisers he was Chairman of the Investment Strategy Committee for seven years and personally managed over $1 billion. Mr. Domino has been the managing partner of the Adviser since its founding in 1987. Mr. Domino, a portfolio analyst for over 20 years, has been quoted in the press, is regularly interviewed by the Wall Street Journal and appears frequently on the Public Education Channel's Inside Money program.

         The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.


         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Adviser will reimburse the
Administrator for organizational expenses advanced by the Administrator. The Fund retains American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200,
Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

         Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         The Fund may invest in foreign equity securities, including, but not limited to, the purchase of American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 5% of its net assets at the time of purchase in foreign securities which are not American Depository Receipts.

Fixed Income Securities

         The Fund may invest in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities, mortgage-related securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

                  Corporate Debt Securities - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Corporation or Moody's Investors Services, Inc.

                  U.S. Government Obligations - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

                  Mortgage-Related Securities - Mortgage-related securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations, such as dealers. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

                  Other types of securities  representing interests in a pool of mortgage loans are known as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-related securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return.

Investment Techniques

         The Fund may invest up to 5% of its net assets in repurchase agreements fully collateralized by U.S. Government obligations. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date, but investment in such securities may not exceed 5% of the Fund's net assets. Also limited to 5% of the Fund's net assets is the Fund's investment in STRIPs (Separate Trading of Registered Interest and Principal of Securities). The Federal Reserve creates STRIPs by separating the coupon payments and the principal payments from the outstanding Treasury security and selling them as individual securities.

                  Loans of Portfolio Securities - The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

General

         The Fund may invest in other investment companies, time deposits, certificates of deposit or banker's acceptances, and may buy and write put and call options, provided the Fund's investment in each does not exceed 5% of its net assets. The Fund will not invest more than 5% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 100%.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. As of December 3, 1997, Carl Domino Associates Profit Sharing Trust may be deemed to control the Fund.

                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Adviser                      Administrator
Carl Domino Associates, L.P.            AmeriPrime Financial Services, Inc.
580 Village Blvd., Suite 225            1793 Kingswood Drive, Suite 200
West Palm Beach, Florida  33409         Southlake, Texas  76092

Custodian                               Distributor
Star Bank, N.A.                         AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118            1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                 Southlake, Texas  76092

Transfer Agent (all purchase            Auditors
and redemption requests)                McCurdy & Associates CPA's, Inc.
American Data Services, Inc.            27955 Clemens Road
Hauppauge Corporate Center              Westlake, Ohio 44145
150 Motor Parkway
Hauppauge, New York  11788

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

 TABLE OF CONTENTS                                                         PAGE

         SUMMARY OF FUND EXPENSES.............................................

                  Shareholder Transaction Expenses............................
                  Annual Fund Operating Expenses..............................

FINANCIAL HIGHLIGHTS..........................................................

         THE FUND.............................................................

         INVESTMENT OBJECTIVE AND STRATEGIES..................................

         HOW TO INVEST IN THE FUND............................................

                  Initial Purchase............................................
                           By Mail............................................
                           By Wire............................................

                  Additional Investments......................................
                  Tax Sheltered Retirement Plans..............................

Other Purchase Information....................................................

         HOW TO REDEEM SHARES.................................................
                  By Mail.....................................................
                  By Telephone................................................
                  Additional Information......................................

         SHARE PRICE CALCULATION..............................................
         DIVIDENDS AND DISTRIBUTIONS..........................................

         TAXES................................................................

         OPERATION OF THE FUND................................................

         INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS...........
                  Equity Securities...........................................
                  Fixed Income Securities.....................................
                           Corporate Debt Securities..........................
                           U.S. Government Obligations........................
                           Mortgage-Related Securities........................

                  Investment Techniques.......................................
                  Loans of Portfolio Securities...............................
                  General.....................................................

         GENERAL INFORMATION..................................................

                  Fundamental Policies........................................
                  Portfolio Turnover..........................................
                  Shareholder Rights..........................................

         PERFORMANCE INFORMATION..............................................

                         CARL DOMINO EQUITY INCOME FUND




                       STATEMENT OF ADDITIONAL INFORMATION





                                                                 , 1998










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Investor Class Prospectus of Carl Domino Equity Income Fund dated February 14, 1998, and the Supplement to the Prospectus dated ________________, 1998, or the Class A Prospectus of Carl Domino Equity Income Fund dated __________________, 1998. A copy of either Prospectus can be obtained by writing the Transfer Agent at 431 N. Pennsylvania Street, Indianapolis, IN 46204, or by calling 1-800-__________.















ASA02E77-040698-1

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                           PAGE


         DESCRIPTION OF THE TRUST...........................................  1

         ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS.............................................................  1

         INVESTMENT LIMITATIONS.............................................  5

         THE INVESTMENT ADVISER.............................................  8
         TRUSTEES AND OFFICERS..............................................  8

         PORTFOLIO TRANSACTIONS AND BROKERAGE...............................  9

         DETERMINATION OF SHARE PRICE....................................... 10

         INVESTMENT PERFORMANCE............................................. 11

         CUSTODIAN.......................................................... 11

         TRANSFER AGENT..................................................... 12

         ACCOUNTANTS........................................................ 12

         DISTRIBUTOR........................................................ 12

FINANCIAL STATEMENTS........................................................ 12

DESCRIPTION OF THE TRUST


         Carl Domino Equity Income Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund is divided into two classes, designated Class A and Investor Class.


         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         The Fund may determine to allocate certain of its expenses to the specific class of the Fund's shares to which those expenses are attributable.

     As of April 1, 1998, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Carl Domino Associates Profit Sharing Trust, 580 Village Boulevard, Suite 225, West Palm Beach, Florida - 23.48%; Carl Domino IRA, 108 Toteka Circle, Jupiter, Florida - 7.95%; National Financial, 200 Liberty Street, 5th Floor, New York, New York - 8.16%.

     As of April 1, 1998, Carl Domino and the Carl Domino Associates Profit Sharing Trust may be deemed to control the Fund as a result of their beneficial ownership of shares of the Fund. As of April 1, 1998, the officers and trustees as a group owned less than one percent of the Fund.


         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

     A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock
                                                            -1-
is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants, or convertible preferred stocks.
         B. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

         C. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. The Fund will not invest more than 5% of its net assets in illiquid securities.

         D. Other Investment Companies. The Fund is permitted to invest up to 5% of its net assets in other investment companies at any time. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

         E. Foreign Securities. The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

                  Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the

InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

                  Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         F. When Issued Securities and Forward Commitments. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if they hold, and maintain until the settlement date in a separate account at the Fund's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

         G. Collateralized Mortgage Obligations (CMOs). CMOs are securities collateralized by mortgages or mortgage-backed securities and are issued with a variety of classes or series which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

         H. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

                  (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                  (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

                  (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         I. Option Transactions. The Fund may engage in option transactions involving individual securities and market indices. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

         J. STRIPS. The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.
     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.
     iv. Short Sales. The Fund will not effect short sales of securities.

     v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.
     vi. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.
         vii. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER

     The Fund's investment adviser is Carl Domino Associates, L.P., 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409. Carl Domino, Inc. and CW Partners may both be deemed to control the Adviser due to their respective share of ownership of the Adviser.
         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and the fiscal year ended October 31, 1997, the Fund paid advisory fees of $11,548 and $33,503, respectively.

         The Adviser retains the right to use the name "Domino" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Domino" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, a defined in the Investment Company Act of 1940, is indicated by an asterisk.

===================================================================================================================================
         Name, Age and Address                    Position                            Principal Occupations During

                                                                                              Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller                President and Trustee         President, Treasurer and Secretary of AmeriPrime
Age:  39                                                               Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                                   AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                              distributor.  Prior to December 1994, a senior client
Southlake, Texas  76092                                                executive with SEI Financial Services.
-----------------------------------------------------------------------------------------------------------------------------------
Julie A. Feleo                           Secretary, Treasurer          Secretary, Treasurer and Chief Financial Officer of
                                                                       AmeriPrime Financial Services, Inc. and AmeriPrime
Age:  31                                                               Financial Securities, Inc.; Fund Reporting Analyst at
                                                                       Fidelity Investments from 1993 to 1997; Fund
1793 Kingswood Drive                                                   Accounting Analyst at Fidelity Investments in 1993.
                                                                       Prior to 1993, Accounting Manager at Windows
Suite 200                                                              Presentation Manager Association.

Southlake, Texas  76092
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                            Trustee                       President of Chandler Engineering Company, L.L.C.,
Age:  40                                                               oil and gas services company; various positions with
2001 Indianwood Ave.                                                   Carbo Ceramics, Inc., oil field manufacturing/supply
Broken Arrow, OK  74012                                                company, from 1984 to 1997, most recently Vice
                                                                       President of Marketing.


                           -7-





-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                      Trustee                       Director, Vice President and Chief Investment Officer
Age:  50                                                               of Legacy Trust Company since 1992; President and
600 Jefferson Street Suite 350                                         Director of Heritage Trust Company from 1994 to
Houston  70002                                                         1996; Vice President and Manager of Investments of
                                                                       Kanaly
Trust Company from 1988 to 1992.
===================================================================================================================================

1 Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees. The compensation is estimated for the first full year of the Trust ending October 31, 1998.

        The compensation paid to the Trustees of the Trust for the period ended October 31, 1997 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust is responsible for a portion of the Trustee fees.


                                                 Aggregate
                                               Compensation
                                                from Trust
                                Aggregate              Total Compensation
                             Compensation from the     from Trust (the Trust is
Name                                 Trust                not in a Fund Complex)
Kenneth D. Trumpfheller
                                      0                           0

Steve L. Cobb                      $4,000                       $4,000


Gary E. Hippenstiel                $4,000                       $4,000

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $2,828,070 of brokerage transactions (on which commissions were $3,651) during the fiscal year ended October 31, 1997.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

         For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1997, the Fund paid brokerage commissions of $2,617 and $5,317, respectively.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the fiscal year ended October 31, 1997, the Fund's average annual total return was 36.58%.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


     As of ______________, 1998, Unified Fund Services, Inc. ("Unified"), 431 N. Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with certain monthly reports, record-keeping and other management-related services. Prior to _______________, 1998, American Data Services, Inc., 150 Motor Parkway, Hauppauge, New York 11760 ("ADS") acted as the Fund's transfer agent. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1997, ADS received $17,600 and $19,200, respectively, from the Adviser (not the Fund) for these management related services.


ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1998. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS


         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1997. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-__________.

                                AmeriPrime Funds

PART C.           OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

                  (a)      Financial Statements.


                           Included in Part A (Class A Shares):  None.

                           Included in Part A (Investor Class): Audited Financial Highlights for the fiscal year ended October 31, 1997.


                           Included in Part B (Class A Shares): None
                           Included in Part B (Investor Class):


                           Financial Statements comprised of the following items are incorporated in the Statement of Additional Information by reference to the Annual Report to
                           Shareholders:

                           Report of Independent Accountants.
                           Schedule of Investments, October 31, 1997.
                           Statement of Assets and Liabilities, October 31,1997. Statement of Operations for the period ended
                             October 31, 1997
                           Statement of Changes in Net Assets for the period ended October 31, 1997. Financial Highlights for the period ended October 31, 1997.
                           Notes to Financial Statements.


                  (b)      Exhibits

     (1) (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.
     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.
     (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.
                                                           -12-

     (vi)  Copy  of  Amendment  No.  5  and  Amendment  No.  6  to  Registrant's
Declaration  of  Trust,   which  were  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 8, are hereby incorporated by reference.

     (viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.
     (ix) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.


     (x) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.
     (xi) Copy of Amendment No. 10 to Registrant's Declaration of Trust is filed herewith.
     (2) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.
     (3) Voting Trust Agreements - None.


     (4) Specimen of Share Certificates - None.

     (5) (i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Adviser to Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Registrant's Management Agreement with Jenswold, King & Associates, Adviser to Fountainhead Special Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.
     (iii) Copy of Registrant's Management Agreement with Advanced Investment Technology, Inc., Adviser to AIT Vision U.S. Equity Portfolio, which was filed as an Exhibit to Registrant's Post- Effective Amendment No. 11, is hereby incorporated by reference.

     (iv) Copy of Registrant's Management Agreement with GLOBALT, Inc., Adviser to GLOBALT Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (v) Copy of Registrant's Management Agreement with Newport Investment Advisors, Inc., Adviser to the MAXIM Contrarian Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.
     (vi) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., Adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.
     (vii) Copy of Registrant's Management Agreement with Commonwealth Advisors, Inc., Adviser to Florida Street Bond Fund and Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.
     (viii) Copy of Registrant's Management Agreement with Corbin & Company, Adviser to Corbin Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (ix) Copy of Registrant's proposed Management Agreement with Vuong Asset Management Company, LLC, Adviser to MAI Enhanced Index Fund, MAI Growth & Income Fund, MAI Aggressive Growth Fund, MAI High-Yield Income Fund, MAI Capital Appreciation Fund and MAI Global Equity Fund (the "MAI Family of Funds"), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.


     (x) Copy of Registrant's proposed Management Agreement with CWH Associates, Inc., Advisor to Worthington Theme Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.
     (xi) Copy of Registrant's Management Agreement with Burroughs & Hutchinson, Inc., Advisor to the Marathon Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.
     (xii) Copy of Registrant's proposed Management Agreement with The Jumper Group, Inc., Adviser to the Jumper Strategic Reserve Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, is hereby incorporated by reference.

     (xiii) Copy of Registrant's proposed Management Agreement with Appalachian Asset Management, Inc., Advisor to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.
                                                           -14-

     (6) (i) Copy of Registrant's Amended and Restated Underwriting Agreement with AmeriPrime Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (ii) Copy of Registrant's proposed Underwriting Agreement with AmeriPrime Financial Securities, Inc. and OMNI Financial Group, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

     (8) (i) Copy of Registrant's Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.
     (ii) Copy of Registrant's Appendix B to the Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (9) Copy of Registrant's Agreement with the Administrator, AmeriPrime Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.


     (11) Consent of McCurdy & Associates, C.P.A.'s Inc. is filed herewith.


     (12) Financial Statements Omitted from Item 23 - None.

     (13) Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (14) Model Plan used in Establishment of any Retirement Plan - None.

     (15) (i) Copy of Registrant's Rule 12b-1 Distribution Plan for The MAXIM Contrarian Fund (now the NewCap Contrarian Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.
     (ii) Copy of Registrant's Rule 12b-1 Service Agreement for The MAXIM Contrarian Fund (now the NewCap Contrarian Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.
                                                           -15-

     (16) Schedules for Computation of Each Performance Quotation, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (17) Financial Data Schedule - None.


     (18) Rule 18f-3 Plan for the Carl Domino Equity Income Fund is filed herewith.


     (19) (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post- Effective Amendment No. 5, are hereby incorporated by reference.

     (ii) Powers of Attorney for Trustees and Officers which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.
     (iii) Power of Attorney for the Treasurer of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

Item 25. Persons Controlled by or Under Common Control with the Registrant (As of March 19, 1998)

                  The Carl Domino Associates, L.P., Profit Sharing Trust may be deemed to control the Carl Domino Equity Income Fund; U.S. Trust Company of Florida, as Trustee of the Killian Charitable Remainder Unitrust, may be deemed to control the AIT Vision U.S. Equity Portfolio; and Cheryl and Kenneth Holeski may be deemed to control The NewCap Contrarian Fund, as a result of their respective beneficial ownership of those Funds.

Item 26.          Number of Holders of Securities (as of March 19, 1998)
--------          ------------------------------------------------------

      Title of Class                                          Number of Record
                                                                   Holders


Carl Domino Equity Income Fund (Investor Class)               127
Carl Domino Equity Income Fund (Class A Shares)                          0
Fountainhead Special Value Fund                               105
AIT Vision U.S. Equity Portfolio                               32
GLOBALT Growth Fund                                                    118
NewCap Contrarian Fund                                                  54
IMS Capital Value Fund                                        464
Florida Street Bond Fund                                        7
Florida Street Growth Fund                                      7
Corbin Small-Cap Value Fund                                    89
MAI Enhanced Equity Benchmark Fund                                       0
MAI Enhanced Growth and Income Fund                                      0
MAI Enhanced Aggressive Growth Fund                             0
MAI Enhanced Income Fund                                        0
MAI Enhanced Capital Appreciation Fund                          0

MAI Enhanced Global Fund                                        0
Worthington Theme Fund                                          0
Marathon Value Fund                                                      7
Jumper Strategic Reserve Fund                                   0
AAM Equity Fund                                                          0

Item 27.          Indemnification

     (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

     Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

     (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

     (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser

     A. Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, ("CDA"), adviser to the Carl Domino Equity Income Fund, is a registered investment adviser.

  (1) CDA has engaged in no other  business  during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the partners and officers of CDA during the past two years.

     (a) Penn Independent Corp., a partner in CDA, is an insurance holding company that operates a premium finance company, a surplus lines insurance company and a wholesale insurance agency.


     (b) James E. Heerin, Jr., an officer of CDA, is vice president and general counsel of Penn Independent Corp. and an officer and
                                                           -18-
     director of Shrimp Culture II, Inc., both at 420 South York Road, Hatboro, PA 19040. Shrimp Culture II, Inc. raises and sells shrimp.

     (c) Lawrence Katz, a partner in CDA, is an orthopedic surgeon in private practice.

     (d) Saltzman Partners, a partner in CDA, is a limited partnership that invests in companies and businesses.
     (e) Cango Inversiones, SA, a partner in CDA, is a foreign business entity that invests in U.S. companies and businesses.

     B. Jenswold, King & Associates, Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("JKA"), adviser to the Fountainhead Special Value Fund, is a registered investment adviser.

     (1) JKA has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the directors and officers of JKA during the past two years.
     (a) John Servis, a director of JKA, is a licensed real estate broker.


     C. Advanced Investment Technology, Inc., 311 Park Place Boulevard, Suite 250, Clearwater, Florida 34619 ("AIT"), adviser to AIT Vision U.S. Equity Portfolio, is a registered investment adviser.

     (1) AIT has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the directors and officers of AIT during the past two fiscal years.

     (a) Dean S. Barr, director and the CEO of AIT, was the managing director of LBS Capital Management, Inc., 311 Park Place Blvd., Clearwater, Florida from 1989-1996.
     (b) Nicholas Lopardo, a director of AIT, is the CEO of State Street Global Advisors, Boston, Massachusetts.

     (c) Bryan Stypul, CFO & Treasurer of AIT, was the comptroller for Terra Comm Communications, Clearwater, Florida in 1996, and prior to that, the CEO of Beacon Advisors, Treasure Island, Florida.

     (d) Raymond L. Killian, a director of AIT, is the Chairman of the Board of Investment Technology Group, Inc., 900 3rd Avenue, New York, New York.

     (e) Marc Simmons, a director of AIT, is a principal of State Street Global Advisors.

     (f) Alan Brown, a director of AIT, is the CIO of State Street Global Advisors.

     (g) John Snow, a director of AIT, is the managing director of State Street Global Advisors. Prior to 1997, he was the president of NatWest Investment Advisers, Boston Massachussetts.

     D. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), adviser to GLOBALT Growth Fund, is a registered investment adviser.

     (1) GLOBALT has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the officers and directors of GLOBALT during the past two years.

     (a) Gregory S. Paulette, an officer of GLOBALT, is the president of GLOBALT Capital Management, a division of GLOBALT.

     E. Newport Investment Advisors, Inc., 20600 Chagrin Boulevard, Suite 1020, Shaker Heights, Ohio 44122 ("Newport"), adviser to The MAXIM Contrarian Fund, is a registered investment adviser.

     (1) Newport has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the officers and directors of Newport during the past two years.

     (a) Kenneth Holeski, president of Newport, is the vice president of Newport Evaluation Services, Inc., a fiduciary consulting business at 20600 Chagrin Boulevard, Shaker Heights, Ohio 44122, and a registered representative of WRP Investments, Inc., 4407 Belmont Avenue, Youngstown, Ohio 44505, a registered broker/dealer.

     (b) Donn M. Goodman, vice president of Newport, is the president of Newport Evaluation Services, Inc.

     F. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Adviser to the IMS Capital Value Fund, is a registered investment adviser.

     (1) IMS has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the directors and officers of IMS during the past two years - None.

     G. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.

     (1) CommonWealth has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the directors and officers of CommonWealth during the past two years.

     (a) Walter A. Morales, President/Chief Investment Officer of CommonWealth was the Director of an insurance/broadcasting corporation, Guaranty Corporation, 929 Government Street, Baton Rouge, Louisiana 70802 from August 1994 to February 1996. From September 1994 through the present, a registered representative of a Broker/Dealer company, Securities Service Network, 2225 Peters Road, Knoxville, Tennessee 37923. Beginning August 1995 through the present, an instructor at the University of Southwestern Louisiana in Lafayette, Louisiana.

     H. Corbin & Company, 1320 S. University Drive, Suite 406, Fort Worth, Texas 76107, ("Corbin"), Adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

     (1) Corbin has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the directors and officers of Corbin during the past two years - None.

     I. Vuong Asset Management Company, LLC, 6575 West Loop South, Suite 110, Houston, Texas 77401, ("VAMCO"), Adviser to the MAI Family of Funds, is a registered investment adviser.
     (1) VAMCO has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth substantial business activities of the directors and officers of VAMCO during the past two years.

     (a) Qui Tu Vuong, the Chief Investment Officer and head of Equity Asset Management of VAMCO, is the Chief Executive Officer of Vuong & Co., LLC, a holding company at 6575 West Loop South #110, Bellaire, Texas 77401; and Sales Manager/Equities Regulation Representative of Omni Financial Group, LLC, a securities brokerage company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Oishiicorp, Inc., an investment advising corporation at 6575 West Loop South #110, Bellaire, Texas 77401; and Managing General Partner of Sigma Delta Capital Appreciation Funds, LP, an
     investment company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Premier Capital Management and Consulting Group, Inc., a financial consulting corporation at 6575 West Loop South #170, Bellaire, Texas 77401; and from August, 1992 through February, 1996, he was a registered representative of Securities America, Inc., a securities brokerage corporation at 6575 West Loop South #170, Bellaire, Texas 77401.

     (b) Quyen Ngoc Vuong, President, Chairman and Chief Financial Officer of VAMCO, is the Manager of Vuong & Company, LLC, and Manager of Omni Financial Group, LLC.

     (c) Canh Viet Le, Manager of VAMCO, is the Manager of Vuong and Company, LLC, and was Co-Founder and Chief Financial Officer of Tribe Computer Works, a manufacturing network in Alameda, California from April, 1990 through January, 1996.

     J. CWH Associates, Inc., 200 Park Avenue, Suite 3900, New York, New York 10166, ("CWH"), Advisor to the Worthington Theme Fund, is a registered investment Advisor.

     (1) CWH has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the directors and officers of CWH during the past two years. Andrew M. Abrams, the Chief Operating Officer of CWH, is a General Partner of Abrams Investment Partners, L.P., an investment limited partnership at 200 Park Avenue, Suite 3900, New York, New York 10166.

     K. Burroughs & Hutchinson, Inc., 702 West Idaho Street, Suite 810, Boise, Idaho ("B&H"), advisor to Marathon Value Fund, is a registered investment adviser.

     (1) B&H has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the directors and officers of B&H during the past two years. Mark R. Matsko, Vice President and Director of B&H, was a broker with D.A. Davidson & Co., a broker/dealer in Boise, Idaho, from 1994 to 1996.

     L. The Jumper Group, Inc., 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, ("Jumper"), Advisor to the Jumper Strategic Reserve Fund, is a registered investment advisor.

     (1) Jumper has engaged in no other business during the past two fiscal years.

     (2) The following list set forth other substantial business activities of the directors and officers of Jumper during the past two years - None.

     M. Appalachian Asset Management, Inc., 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301 ("AAM"), advisor to AAM Equity Fund, is a registered investment advisor.

     (1) AAM has engaged in no other business during the past two fiscal years.

     (2) The following list sets forth other substantial business activities of the directors and officers of AAM during the past two years - None.

Item 29.          Principal Underwriters

                  A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant.

                  B. Omni Financial Group, LLC ("OMNI") acts as co-distributor, along with AmeriPrime Financial Securities, Inc., of the MAI Family of Funds. Qui T. Vuong, Quyen N. Vuong and Diep N. Vuong, each of whose principal business address is 6575 West Loop South, Suite 125, Bellaire, Texas 77401, are the managers of OMNI, and they hold no offices or position with the Registrant.

Item 30.          Location of Accounts and Records

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake,
                  Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760.

Item 31.          Management Services Not Discussed in Parts A or B

                  None.


Item 32.          Undertakings

                  (a)      Not Applicable.

                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest applicable annual report to shareholders, upon request and without charge.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 29th day of April, 1998.



                                                     AmeriPrime Funds


                                                     By:
                                                     Donald S. Mendelsohn,
                                                     Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,
President and Trustee                                     By:
                                                          Donald S. Mendelsohn,
Julie A. Feleo, Treasurer                                 Attorney-in-Fact


Steve L. Cobb, Trustee                                    April 29, 1998


Gary E. Hippenstiel, Trustee

                                  EXHIBIT INDEX

                                                                         EXHIBIT

1.       Amendment No. 10 to Declaration of Trust.......................EX-99.B1

2.       Consent of McCurdy & Associates...............................EX-99.B11

3.       Rule 18f-3 Plan...............................................EX-99.B18